Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Compensation
Share-based Compensation

19. Share-based Compensation

(i)    Share-based Compensation of the Company

The Company conditionally adopted a share option scheme on June 4, 2005 (as amended on March 21, 2007) and such scheme has a term of 10 years. It expired in 2016 and no further share options can be granted. Another share option scheme was conditionally adopted on April 24, 2015 (the “HCML Share Option Scheme”). Pursuant to the HCML Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company share options to subscribe for shares of the Company.

Pursuant to a resolution passed in the Annual General Meeting on April 27, 2020, the scheme limit of the HCML Share Option Scheme was refreshed to 34,528,738 ordinary shares, representing 5% of the total issued shares on such date.

As at December 31, 2020, the aggregate number of shares issuable under the HCML Share Option Scheme was 50,663,268 ordinary shares and the aggregate number of shares issuable under the prior share option scheme which expired in 2016 was 1,116,180 ordinary shares. The Company will issue new shares to satisfy share option exercises. Additionally, the number of shares authorized but unissued was 772,277,785 ordinary shares.

Share options granted are generally subject to a four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of eight to ten years from the date of grant.

A summary of the Company’s share option activity and related information is as follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2018	11,264,120	1.77	6.29	43,158
Granted	10,606,260	4.69
Exercised	(2,107,080)	1.40
Cancelled	(1,208,450)	4.30
Outstanding at December 31, 2018	18,554,850	3.31	7.35	15,158
Granted	2,315,000	3.18
Exercised	(329,000)	0.61
Cancelled	(1,012,110)	4.61
Expired	(96,180)	4.65
Outstanding at December 31, 2019	19,432,560	3.27	6.67	18,668
Granted	15,437,080	3.71
Exercised	(480,780)	0.96
Cancelled	(4,486,200)	3.85
Expired	(741,670)	4.62
Outstanding at December 31, 2020	29,160,990	3.40	7.21	35,654
Vested and exercisable at December 31, 2019	10,139,170	2.39	4.89	16,654
Vested and exercisable at December 31, 2020	11,529,280	2.73	4.57	21,864

In estimating the fair value of share options granted, the following assumptions were used in the Polynomial model for awards granted in the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Weighted average grant date fair value of share options (in £ per share)	1.40	1.07	1.67
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	3.71	3.18	4.69
Share price at effective date of grant (in £ per share)	3.71	3.07	4.66
Expected volatility (note (a))	42.6%	38.4%	37.6%
Risk-free interest rate (note (b))	0.59%	0.56%	1.46%
Contractual life of share options (in years)	10	10	10
Expected dividend yield (note (c))	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	For share options exercisable into ordinary shares, the risk-free interest rates reference the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £. For share options exercisable into ADS, the risk-free interest rates reference the U.S. Treasury yield curves because the Company's ADS are currently listed on the NASDAQ and denominated in US$.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

The Company will issue new shares to satisfy share option exercises. The following table summarizes the Company’s share option exercises:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Cash received from share option exercises	593	251	3,868
Total intrinsic value of share option exercises	2,475	1,189	9,394

The Group recognizes compensation expense on a graded vesting approach over the requisite service period. The following table presents share-based compensation expense included in the Group’s consolidated statements of operations:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development expenses	4,061	6,634	7,280
Selling and administrative expenses	4,586	539	623
Cost of goods	90	—	—
	8,737	7,173	7,903

As at December 31, 2020, the total unrecognized compensation cost was US$19,350,000, and will be recognized on a graded vesting approach over the weighted average remaining service period of 3.23 years.

(ii)   LTIP

The Company grants awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the “Awarded Shares”) to be purchased by the Trustee up to a cash amount. Vesting will depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. Additionally, some awards are subject to change based on annual performance targets prior to their determination date.

LTIP awards prior to the determination date

Performance targets vary by award, and may include targets for shareholder returns, free cash flows, revenues, net profit after taxes and the achievement of clinical and regulatory milestones. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment on the achievement of the performance target has been assigned to calculate the amount to be recognized as an expense over the requisite period with a corresponding entry to liability.

LTIP awards after the determination date

Upon the determination date, the Company will pay a determined monetary amount, up to the maximum cash amount based on the actual achievement of the performance target specified in the award, to the Trustee to purchase the Awarded Shares. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital, as an equity-settled award. If the performance target is not achieved, no Awarded Shares of the Company will be purchased and the amount previously recorded in the liability will be reversed through share-based compensation expense.

Granted awards under the LTIP are as follows:

	Maximum cash amount per annum	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
August 6, 2018	0.1	2018-2019	note (a)
December 14, 2018	1.5	2019	note (a)
August 5, 2019	0.7	2019	note (a)
October 10, 2019	0.1	note (b)	note (b)
April 20, 2020	5.3	2019	note (d)
April 20, 2020	37.4	2020	note (a)
April 20, 2020	1.9	note (b)	note (b)
April 20, 2020	0.2	note (c)	note (c)
August 12, 2020	2.1	2020	note (a)
August 12, 2020	0.3	note (b)	note (b)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(c)	This award does not stipulate performance targets and will be vested on the first anniversary of the date of grant.
(d)	This award does not stipulate performance targets and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

The Trustee has been set up solely for the purpose of purchasing and holding the Awarded Shares during the vesting period on behalf of the Company using funds provided by the Company. On the determination date, if any, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Awarded Shares. The Awarded Shares will then be held by the Trustee until they are vested.

The Trustee’s assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. The number of treasury shares (in the form of ordinary shares or ADS of the Company) held by the Trustee were as follows:

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2018	559,775	1,957
Purchased	795,005	5,451
Vested	(233,750)	(731)
As at December 31, 2018	1,121,030	6,677
Purchased	60,430	346
Vested	(240,150)	(944)
As at December 31, 2019	941,310	6,079
Purchased	3,281,920	12,904
Vested	(712,555)	(4,828)
As at December 31, 2020	3,510,675	14,155

Based on the estimated achievement of performance conditions for 2020 financial year LTIP awards, the determined monetary amount was US$30,355,000 which is recognized to share-based compensation expense over the requisite vesting period to March 2023.

For the years ended December 31, 2020, 2019 and 2018, US$7,038,000, US$262,000 and US$692,000 of the LTIP awards were forfeited respectively.

The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development expenses	7,252	2,640	1,000
Selling and administrative expenses	3,552	1,779	1,227
Cost of goods	101	—	—
	10,905	4,419	2,227
Recorded with a corresponding credit to:
Liability	7,778	2,694	764
Additional paid-in capital	3,127	1,725	1,463
	10,905	4,419	2,227

For the years ended December 31, 2020, 2019 and 2018, US$4,092,000, US$526,000 and US$1,770,000 were reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at December 31, 2020 and 2019, US$7,089,000 and US$3,403,000 were recorded as liabilities respectively for LTIP awards prior to the determination date.

As at December 31, 2020, the total unrecognized compensation cost was approximately US$28,623,000, which considers expected performance targets and the amount expected to vest, and will be recognized over the requisite periods.